Direxion Daily Bitcoin Bull 2X ETF Investment Strategy - Direxion Daily Bitcoin Bull 2X ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in the economic equivalents of bitcoin by investing in one or more Reference ETPs that invest directly in bitcoin and financial instruments that provide 200% daily exposure to the Reference ETPs. The financial instruments in which the Fund normally invests will include uncleared, cash-settled swap agreements, which are intended to produce economically leveraged investment results.The Fund intends to utilize the iShares Bitcoin Trust ETF as the initial Reference ETP, although the Fund may use other Reference ETPs. The Reference ETPs only recently commenced operations and therefore have a limited operating history. The Fund does not invest directly in bitcoin. Bitcoin is a digital asset. The ownership and operation of bitcoin is determined by participants in an online, peer-to-peer network sometimes referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol (and is described in more detail in the section entitled “The Bitcoin Protocol” in the Fund’s Prospectus). The value of bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by supply and demand in markets created to facilitate trading of bitcoin. Ownership and transaction records for bitcoin are protected through public-key cryptography. The supply of bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” Bitcoin has been used as an intended payment system, but it has not achieved that function. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities or financial instruments. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund will invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the Reference ETPs in a manner that is permitted by the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. In addition to investing in the Subsidiary, the Fund will invest directly and indirectly (through the Subsidiary) in commodity futures and swap contracts, as well as certain short-term fixed-income investments certain of which are intended to serve as margin or collateral for the Subsidiary’s commodity futures positions. The Adviser will use its discretion to determine how much of the Fund’s total assets to invest in the Subsidiary, however, the Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets at the end of each quarter of its taxable year, except in certain circumstances. The Subsidiary is an exempted company operating under Cayman Islands law and is wholly-owned and controlled by the Fund and is advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Commodity Futures Trading Commission (the “CFTC”) has adopted certain requirements that subject registered investment companies and their advisors to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s use of CFTC-regulated futures and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act. The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have investment exposure to the Reference ETPs. In all cases, the investments would be designed to provide exposure to the Reference ETPs. In certain circumstances, for example, if the Fund is unable to obtain the desired exposure to the Reference ETPs using swap agreements, the Fund may obtain such exposure through standardized, cash-settled bitcoin futures contracts traded on commodity exchanges registered with the CFTC. In such circumstances, the Fund intends to invest in cash-settled, front-month bitcoin futures, but may also invest in back-month, cash-settled bitcoin futures contracts. Front-month bitcoin futures contracts are those contracts with the shortest time to maturity. Back-month bitcoin futures contracts are those with longer times to maturity. The initial Reference ETP is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The iShares® Bitcoin Trust is subject to the information requirements of the Exchange Act and files reports and other information with the Securities and Exchange Commission (“SEC”). Such information provided to or filed with the SEC can be located by reference to the SEC file numbers (001-41914 and 333-272680) through the SEC’s website at www.sec.gov. In addition, information regarding iShares® Bitcoin Trust may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The iShares® Bitcoin Trust is listed on The Nasdaq Stock Market LLC (Ticker: IBIT).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Reference ETPs. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Reference ETPs is consistent with the Fund’s investment objective. The impact of a Reference ETP’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if a Reference ETP has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Reference ETPs have fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e. investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding the initial Reference ETP from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the initial Reference ETP is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of a Reference ETP have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference ETP could affect the value of the Fund’s investments with respect to a Reference ETP and therefore the value of the Fund. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Reference ETPs over the same period. The Fund will lose money if the Reference ETP performance is flat over time, and as a result of daily rebalancing, a Reference ETP’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while a Reference ETP’s performance increases over a period longer than a single day.